UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
December 31, 2014 (Unaudited)

Common Stocks--98.1%	Shares		Value ($)
Australia--6.7%
ASX	46,800		1,396,962
Dexus Property Group	494,295		2,795,105
Insurance Australia Group	669,360		3,393,594
Rio Tinto	119,316		5,596,783
Spark Infrastructure Group	749,055		1,296,530
Westpac Banking	170,210		4,575,879
			19,054,853
Belgium--1.5%
bpost	52,640		1,317,593
Solvay	21,310		2,878,808
			4,196,401
France--11.4%
Airbus Group	79,830		3,964,943
AXA	205,290		4,741,499
Cap Gemini	31,800		2,265,056
Carrefour	149,530		4,543,036
Electricite de France	89,890		2,468,284
Safran	45,120		2,777,096
Societe Generale	132,150		5,553,129
Thales	66,470		3,586,466
Unibail-Rodamco	10,260		2,622,335
			32,521,844
Germany--7.6%
Allianz	25,200		4,187,083
Commerzbank	406,530	a	5,400,649
Continental	10,670		2,265,807
Deutsche Lufthansa	82,750		1,385,799
Evonik Industries	32,240		1,058,190
Infineon Technologies	312,180		3,346,904
Siemens	34,060		3,862,761
			21,507,193
Hong Kong--2.8%
BOC Hong Kong Holdings	737,500		2,455,437
Cheung Kong Holdings	192,000		3,203,752
SJM Holdings	1,439,000		2,275,681
			7,934,870
Ireland--1.1%
Smurfit Kappa Group	138,000		3,098,865
Israel--1.6%
Teva Pharmaceutical Industries, ADR	78,450		4,511,659
Italy--3.9%
Enel	541,000		2,418,950
Eni	223,680		3,906,628
Finmeccanica	167,475	a	1,555,016
Telecom Italia	2,970,780	a	3,150,580
			11,031,174
Japan--20.4%
Aisin Seiki	87,800		3,155,770
Fujitsu	495,000		2,636,797
Hitachi	367,000		2,685,434
Honda Motor	141,100		4,103,145
INPEX	348,300		3,864,508
Isuzu Motors	184,600		2,252,236
Japan Tobacco	117,900		3,237,308

KDDI	70,600		4,417,458
Mitsubishi Electric	316,000		3,762,306
Nippon Shokubai	109,000		1,430,583
Omron	55,500		2,487,535
Panasonic	368,300		4,327,036
Secom	67,900		3,900,998
Seven & I Holdings	129,600		4,674,765
Sumitomo Metal Mining	176,000		2,626,242
Sumitomo Mitsui Financial Group	186,500		6,738,712
TDK	30,500		1,797,050
			58,097,883
Netherlands--2.3%
ING Groep	183,350	a	2,373,950
Koninklijke Philips	146,480		4,253,081
			6,627,031
Singapore--.8%
ComfortDelGro	453,000		886,868
Singapore Exchange	222,000		1,305,290
			2,192,158
Spain--3.2%
ACS Actividades de Construccion y Servicios	62,535		2,165,273
Repsol	95,340		1,772,199
Telefonica	369,153		5,280,364
			9,217,836
Sweden--1.7%
Boliden	146,158		2,328,744
Svenska Cellulosa, Cl. B	115,370		2,491,534
			4,820,278
Switzerland--7.8%
Adecco	37,610	a	2,576,434
Novartis	105,410		9,694,292
Roche Holding	25,000		6,776,012
Swiss Life Holding	12,758	a	3,014,896
			22,061,634
United Arab Emirates--.4%
Dragon Oil	148,239		1,232,021
United Kingdom--23.3%
AstraZeneca	46,400		3,264,044
Aviva	298,670		2,237,989
Compass Group	167,416		2,853,498
Drax Group	316,150		2,247,564
HSBC Holdings	562,190		5,312,975
Imperial Tobacco Group	79,560		3,484,188
Indivior	60,720	a	141,390
ITV	680,020		2,265,399
National Grid	138,835		1,979,211
Prudential	223,460		5,142,305
Reckitt Benckiser Group	60,720		4,898,375
Royal Bank of Scotland Group	1,046,001	a	6,349,783
SABMiller	63,640		3,293,521
Shire	72,490		5,128,912
Sky	219,620		3,056,725
Subsea 7	153,120		1,561,484
Unilever	169,580		6,888,480
Whitbread	34,686		2,559,726
WPP	179,630		3,726,645
			66,392,214
United States--1.6%
iShares MSCI EAFE ETF	77,239		4,699,221
Total Common Stocks

(cost $289,923,234)		279,197,135

Preferred Stocks--1.3%
Germany
Volkswagen
(cost $4,119,557)	16,870	3,768,292
Total Investments (cost $294,042,791)	99.4%	282,965,427
Cash and Receivables (Net)	.6%	1,848,547
Net Assets	100.0%	284,813,974

ADR - American Depository Receipts
ETF - Exchange-Traded Fund

a Non-income producing security.

At December 31, 2014, net unrealized depreciation on investments was $11,077,364 of which $12,637,019 related to appr investment securities and $23,714,383 related to depreciated investment securities. At December 31, 2014, the cost of inv for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.6
Consumer Discretionary	12.9
Industrial	12.6
Consumer Staples	11.8
Health Care	10.4
Materials	6.7
Information Technology	5.3
Telecommunications	4.5
Energy	4.3
Utilities	3.7
Exchange-Traded Funds	1.6
99.4

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	4,511,659	269,986,255	++	-	274,497,914
Equity Securities - Foreign Preferred Stocks+	-	3,768,292	++	-	3,768,292
Exchange-Traded Funds	4,699,221	-		-	4,699,221

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
December 31, 2014 (Unaudited)

Common Stocks--134.3%	Shares		Value ($)
Automobiles & Components--1.1%
Lear	7,611		746,487
Banks--12.5%
Boston Private Financial Holdings	52,510		707,310
City National	18,164		1,467,833
First Horizon National	91,511		1,242,719
SVB Financial Group	7,816	a	907,203
Synovus Financial	61,437		1,664,328
UMB Financial	16,842		958,141
Webster Financial	37,271		1,212,426
			8,159,960
Capital Goods--7.0%
AGCO	12,408		560,842
Carlisle	15,490		1,397,818
Chart Industries	12,864	a	439,949
Snap-on	11,842		1,619,275
Timken	13,179		562,480
			4,580,364
Commercial & Professional Services--7.0%
Clean Harbors	17,709	a,b	850,917
Equifax	16,293		1,317,615
Herman Miller	32,993		970,984
Towers Watson & Co., Cl. A	12,675		1,434,430
			4,573,946
Consumer Durables & Apparel--2.3%
Toll Brothers	26,059	a	893,042
Vera Bradley	29,235	a,b	595,809
			1,488,851
Consumer Services--8.2%
Cheesecake Factory	26,499		1,333,165
Grand Canyon Education	29,566	a	1,379,549
Hyatt Hotels, Cl. A	21,907	a	1,319,020
Service Corporation International	57,495		1,305,136
			5,336,870
Diversified Financials--4.7%
E*TRADE Financial	60,232	a	1,460,927
Raymond James Financial	28,119		1,610,937
			3,071,864
Energy--6.6%
Dril-Quip	13,195	a	1,012,452
Energen	17,740		1,131,102
Geospace Technologies	15,522	a	411,333
Oceaneering International	15,789		928,551
Oil States International	16,670	a	815,163
			4,298,601
Exchange-Traded Funds--1.0%
iShares Russell 2000 Value ETF	6,119	b	622,180
Food & Staples Retailing--2.4%
Casey's General Stores	17,598		1,589,451
Health Care Equipment & Services--17.8%
Air Methods	26,389	a	1,161,908
Centene	15,050	a	1,562,942

Globus Medical, Cl. A	32,962	a	783,507
Hanger	21,372	a	468,047
HealthSouth	36,265		1,394,752
MEDNAX	24,580	a	1,624,984
Omnicare	20,306		1,480,917
Select Medical Holdings	53,689		773,122
Universal Health Services, Cl. B	14,326		1,593,911
WellCare Health Plans	9,215	a	756,183
			11,600,273
Insurance--3.4%
First American Financial	39,394		1,335,457
Old Republic International	60,404		883,710
			2,219,167
Materials--2.8%
Flotek Industries	19,100	a	357,743
Stillwater Mining	34,866	a	513,925
TimkenSteel	24,753		916,604
			1,788,272
Media--3.5%
E.W. Scripps, Cl. A	56,945	a,b	1,272,721
New York Times, Cl. A	74,291		982,127
			2,254,848
Pharmaceuticals, Biotech & Life Sciences--1.4%
Salix Pharmaceuticals	7,769	a,b	892,969
Real Estate--10.1%
Acadia Realty Trust	30,037	c	962,085
Alexandria Real Estate Equities	13,776	c	1,222,482
Corporate Office Properties Trust	38,420	c	1,089,975
Corrections Corporation of America	30,258	c	1,099,576
Healthcare Trust of America, Cl. A	46,118		1,242,405
RLJ Lodging Trust	28,810	c	965,999
			6,582,522
Retailing--7.2%
American Eagle Outfitters	77,960	b	1,082,085
Dick's Sporting Goods	18,918		939,279
Staples	77,719		1,408,268
Urban Outfitters	34,943	a	1,227,548
			4,657,180
Semiconductors & Semiconductor Equipment--2.9%
First Solar	14,484	a	645,914
Teradyne	64,305		1,272,596
			1,918,510
Software & Services--15.2%
Acxiom	40,318	a	817,246
Akamai Technologies	19,469	a	1,225,768
Amdocs	27,253		1,271,489
CoreLogic	44,772	a	1,414,347
IAC/InterActiveCorp	14,311		869,966
Monotype Imaging Holdings	22,819		657,872
NICE Systems, ADR	23,369		1,183,640
PTC	31,421	a	1,151,580
Synopsys	29,644	a	1,288,625
			9,880,533
Technology Hardware & Equipment--5.0%
F5 Networks	10,364	a	1,352,139
IPG Photonics	16,953	a,b	1,270,119
Lexmark International, Cl. A	16,088		663,952
			3,286,210

Transportation--6.4%
Alaska Air Group	27,757	1,658,758
Con-way	20,617	1,013,944
Ryder System	15,994	1,485,043
		4,157,745
Utilities--5.8%
CMS Energy	35,478	1,232,860
NiSource	21,608	916,611
Portland General Electric	21,435	810,886
UGI	21,065	800,049
		3,760,406
Total Common Stocks
(cost $66,536,596)		87,467,209

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $605,730)	605,730 [d]	605,730
Investment of Cash Collateral for
Securities Loaned--8.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $5,390,397)	5,390,397 [d]	5,390,397
Total Investments (cost $72,532,723)	143.5%	93,463,336
Liabilities, Less Cash and Receivables	(43.5%)	(28,324,563)
Net Assets	100.0%	65,138,773

ADR --American Depository Receipts
ETF--Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At December 31, 2014, the value of the fund's securities on loan was $5,226,709 and the value of the collateral held by the fund was $5,390,397.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At December 31, 2014, net unrealized appreciation on investments was $20,930,613 of which $23,122,977 related to appreciated investment securities and $2,192,364 related to depreciated investment securities. At December 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Health Care Equipment & Services	17.8
Software & Services	15.2
Banks	12.5
Real Estate	10.1
Money Market Investments	9.2
Consumer Services	8.2
Retailing	7.2
Capital Goods	7.0
Commercial & Professional Services	7.0
Energy	6.6
Transportation	6.4
Utilities	5.8
Technology Hardware & Equipment	5.0

Diversified Financials	4.7
Media	3.5
Insurance	3.4
Semiconductors & Semiconductor Equipment	2.9
Materials	2.8
Food & Staples Retailing	2.4
Consumer Durables & Apparel	2.3
Pharmaceuticals, Biotech & Life Sciences	1.4
Automobiles & Components	1.1
Exchange-Traded Funds	1.0
143.5

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	85,661,389	-	-	85,661,389
Equity Securities - Foreign Common Stocks+	1,183,640	-	-	1,183,640
Exchange-Traded Funds	622,180	-	-	622,180
Mutual Funds	5,996,127	-	-	5,996,127

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)